NOTE 5. LOSS PER SHARE	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Earnings Per Share [Abstract]
NOTE 5. LOSS PER SHARE

NOTE 5 LOSS PER SHARE

Loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the periods. Basic and diluted loss per share was the same for the three months ended September 30, 2012 and 2011.

Loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the periods. Basic and diluted loss per share was the same for the year ended June 30, 2012 and 2011.